Income taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
United States:
Federal	$ 33	$ 121	$ 75
State and local	(88)	123
Total current tax expense (benefit)	(55)	244	75
United States:
Total income tax expense (benefit)	$ (55)	$ 244	$ 75